Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
4. PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	June 30,	December 31,
	2021	2020
	(in thousands)
Leasehold improvements	$6,224	$5,907
Machinery and equipment	10	15
Furniture and fixtures	784	714
Research and development equipment	4,679	2,794
Computer hardware and software	1,513	1,219
Construction in progress	93	437

Subtotal	13,303	11,086
Less: Accumulated depreciation	2,837	1,683

Property and equipment, net	$10,466	$9,403

Depreciation expense for the three and six months ended June 30, 2021 was approximately $0.7 million and $1.2 million, respectively. Depreciation expense for the three and six months ended June 30, 2020 was approximately $0.8 million and $1.0 million, respectively.

4. PROPERTY AND EQUIPMENT
Property and equipment consist of the following:

	December 31,
	2020	2019
	(in thousands)
Leasehold improvements	$5,907	$333
Machinery and equipment	15	10
Furniture and fixtures	714	158
Research and development equipment	2,794	1,030
Computer hardware and software	1,219	365
Construction in progress	437	472

Subtotal	11,086	2,368
Less: Accumulated depreciation	1,683	677

Property and equipment, net	$9,403	$1,691

Depreciation expense for the years ended December 31, 2020 and 2019 was approximately $1.0 million and $0.3 million, respectively.